Provisions (Details Textual) - USD ($)		12 Months Ended
	Dec. 07, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Jun. 27, 2016	Dec. 31, 2014
Disclosure of provisions [Line Items]
Provision for closure of mining units and exploration projects at future value		$ 230,900,000
Provision for closure of mining units and exploration projects at present value		200.2
Provision for closure of mining units and exploration projects		200,183,000		$ 206,462,000		$ 166,403,000
Letter of credit		109,600,000		117,700,000
Reclamation Expense		$ 109		78,000,000
Employee's profit share on annual taxable income		8.00%
Other provisions		$ 3,695,000		1,703,000
Notional amount		275,000,000		275,000,000			$ 275,000,000
Non-current provisions		$ 164,877,000		174,190,000
Future value of non current provisions				$ 368,800,000
Annual risk free rate		2.73%		2.97%
Provision for obligations with communities		$ 19,376,000		$ 4,710,000
Increase (decrease) through transfers and other changes, other provisions		3,700,000
Disputed mining royalties, noncurrent		127,500,000
Net asset tax included in provisions		19,600,000
Penalties of royalties		1,400,000
Income and non-income tax contingencies included in other long-term liabilities		11,400,000
Ministry of Energy and Mines [Member]
Disclosure of provisions [Line Items]
Notional amount		35,500,000
Provision for remediation and mine closure [Member]
Disclosure of provisions [Line Items]
Non-current provisions		156,900,000		153,300,000
Future value of non current provisions		374,400,000
Increase (decrease) through transfers and other changes, other provisions		(3,710,000)		(16,091,000)
La Joya [Member] | Irrigation Project [Member] | Provision for social commitments [Member]
Disclosure of provisions [Line Items]
Other provisions		5,500,000
Alata-Congata Road [Member] | Repaving Project [Member] | Provision for social commitments [Member]
Disclosure of provisions [Line Items]
Other provisions		$ 5,500,000
Number of days of work [Member]
Disclosure of provisions [Line Items]
Percentage of distribution		50.00%
Annual salary levels [Member]
Disclosure of provisions [Line Items]
Percentage of distribution		50.00%
Gross carrying amount [member]
Disclosure of provisions [Line Items]
Additions other than through business combinations, property, plant and equipment		$ 277,824,000		408,898,000
Gross carrying amount [member] | Asset retirement and mine closure cost asset [member]
Disclosure of provisions [Line Items]
Additions other than through business combinations, property, plant and equipment				352,000,000
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of provisions [Line Items]
Provision for closure of mining units and exploration projects		1,234,731,000	[1]	1,012,888,000	[1]	578,959,000		$ 557,457,000
Additional provisions made to reclamation obligations	$ 430,000,000	221,450,000		430,292,000		10,434,000
Reclamation Expense		124,124,000		78,494,000		$ 0
Other provisions		3,243,000		23,809,000
Non-current provisions		1,236,965,000		1,025,025,000
Minera Yanacocha SRL and subsidiary [Member] | Gross carrying amount [member]
Disclosure of provisions [Line Items]
Additions other than through business combinations, property, plant and equipment		148,950,000		456,908,000
Minera Yanacocha SRL and subsidiary [Member] | Gross carrying amount [member] | Asset retirement and mine closure cost asset [member]
Disclosure of provisions [Line Items]
Additions other than through business combinations, property, plant and equipment		$ 97,326,000		$ 351,798,000
Bottom of range [member]
Disclosure of provisions [Line Items]
Actuarial assumption of discount rates		0.30%		1.40%
Top of range [member]
Disclosure of provisions [Line Items]
Discount rate used to reflect time value of money for provisions		3.55%
Notional amount								$ 800
Actuarial assumption of discount rates		2.90%		4.20%

[1]	Provision for closure of mining units and explorations projects - The Company's mining and exploration activities are subject to various laws and regulations governing the protection of the environment. These laws and regulations are continually changing and are generally becoming more restrictive. The Company conducts its operations so as to protect the public health and environment and believes its operations are in compliance with all applicable laws and regulations in all material respects. The Company has made, and expects to make in the future, expenditures to comply with such laws and regulations, but cannot predict the amount of such future expenditures. Estimated future reclamation costs are based principally on legal and regulatory requirements.